SUBSIDIARY PUBLIC ISSUERS (Tables)	6 Months Ended
Jun. 30, 2021
Subsidiary Public Issuer [Abstract]
Condensed Financial Information
The following tables set forth consolidated summary financial information for our partnership, the Fincos, BIPIC and BIPC Holdings:

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2021 US$ MILLIONS	Our partnership(2)	The Fincos	BIPIC	BIPC Holdings	Subsidiaries of our partnership other than the Fincos, BIPIC, and BIPC Holdings(3)	Consolidating adjustments(4)	Our partnership consolidated

Revenues	$—	$—	$—	$—	$—	$2,663	$2,663
Net income (loss) attributable to partnership(1)	192	—	—	119	233	(192)	352

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2020
Revenues	$—	$—	$—	$—	$—	$1,946	$1,946
Net (loss) income attributable to partnership(1)	(67)	—	—	(266)	205	67	(61)

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2021
Revenues	$—	$—	$—	$—	$—	$5,346	$5,346
Net income (loss) attributable to partnership(1)	281	—	—	134	408	(281)	542

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2020
Revenues	$—	$—	$—	$—	$—	$4,142	$4,142
Net (loss) income attributable to partnership(1)	(15)	—	—	(149)	207	15	58

AS OF JUNE 30, 2021
Current assets	$—	$—	$—	$—	$—	$5,878	$5,878
Non-current assets	5,599	—	1,218	2,238	7,427	37,918	54,400
Current liabilities	—	—	79	—	—	6,934	7,013
Non-current liabilities	—	2,326	—	502	—	28,986	31,814
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	1,703	1,703
BIPC exchangeable shares	—	—	—	—	—	643	643
Exchange LP Units	—	—	—	—	—	11	11
In operating subsidiaries	—	—	—	—	—	13,475	13,475
Preferred unitholders	—	—	—	—	—	1,324	1,324

AS OF DECEMBER 31, 2020
Current assets	$—	$—	$—	$—	$—	$3,711	$3,711
Non-current assets	5,363	—	944	2,238	7,232	41,843	57,620
Current liabilities	—	—	77	—	—	5,447	5,524
Non-current liabilities	—	2,027	—	591	—	31,516	34,134
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	1,687	1,687
BIPC exchangeable shares	—	—	—	—	—	638	638
Exchange LP Units	—	—	—	—	—	12	12
In operating subsidiaries	—	—	—	—	—	13,954	13,954
Preferred unitholders	—	—	—	—	—	1,130	1,130
1.Includes net income attributable to non-controlling interest – Redeemable Partnership Units held by Brookfield, Exchange LP units, BIPC exchangeable shares, general partner and limited partners.
2.Includes investments in all subsidiaries of our partnership under the equity method.
3.Includes investments in all other subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited under the equity method.
4.Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.